Expense Example	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Class A Expense Example, with Redemption, 10 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Covered Call Strategy Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Equity Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Equity Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Equity Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Equity Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Equity Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Equity Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Equity Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Equity Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Equity Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Class A Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Class A Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Global Equity Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Growth and Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Class A Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class A Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class A Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class C Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class C Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class C Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class C Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class R Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class R Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class R Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class R Expense Example, with Redemption, 10 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Opportunity Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Premium Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Total Return Fund Class A Expense Example, with Redemption, 1 Year	Delaware Total Return Fund Class A Expense Example, with Redemption, 3 Years	Delaware Total Return Fund Class A Expense Example, with Redemption, 5 Years	Delaware Total Return Fund Class A Expense Example, with Redemption, 10 Years	Delaware Total Return Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Total Return Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Total Return Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Total Return Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Total Return Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	701	976	1,272	2,112	108	348	607	1,347	100	323	564	1,255	673	901	1,147	1,851	79	268	472	1,063	73	246	435	981	686	964	1,263	2,109	93	335	597	1,344	87	316	564	1,275	673	889	1,122	1,791	79	255	446	998	73	231	404	905	724	1,090	1,480	2,569	132	469	830	1,845	126	449	794	1,768	685	923	1,186	1,936	292	600	1,041	2,265	91	290	513	1,155	142	447	780	1,725	80	268	491	1,134	700	1,003	1,329	2,246	107	377	667	1,494	100	355	630	1,414	675	907	1,157	1,873	81	274	483	1,087	75	255	451	1,016